RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES
	2023	2022
	USD	USD

Restricted bank deposits	628,156	603,341
Cash and bank balances	3,979,416	5,082,587
Total	4,607,572	5,685,928